Capital adequacy - Credit risk by PD grade (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Sep. 19, 2019	Dec. 31, 2018	Sep. 18, 2018
Disclosure of credit risk exposure
Capital conservation buffer	2.50%
Sweden
Disclosure of credit risk exposure
Countercyclical buffer		2.50%		2.00%
Parent Company
Disclosure of credit risk exposure
EAD	kr 330,696		kr 321,303
Capital conservation buffer	2.50%		2.50%
Countercyclical buffer	1.90%		1.50%
Parent Company | AAA to AA- | Central governments
Disclosure of credit risk exposure
EAD	kr 166,286		kr 163,603
Parent Company | AAA to AA- | Financial institutions
Disclosure of credit risk exposure
EAD	16,403		10,323
Parent Company | AAA to AA- | Corporates
Disclosure of credit risk exposure
EAD	5,995		7,154
Parent Company | A+ to A- | Central governments
Disclosure of credit risk exposure
EAD	5,862		7,064
Parent Company | A+ to A- | Financial institutions
Disclosure of credit risk exposure
EAD	27,651		21,926
Parent Company | A+ to A- | Corporates
Disclosure of credit risk exposure
EAD	19,438		22,379
Parent Company | BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure
EAD	1,382		1,345
Parent Company | BBB+ to BBB- | Corporates
Disclosure of credit risk exposure
EAD	58,945		60,943
Parent Company | BB+ to B- | Central governments
Disclosure of credit risk exposure
EAD			906
Parent Company | BB+ to B- | Financial institutions
Disclosure of credit risk exposure
EAD	1		359
Parent Company | BB+ to B- | Corporates
Disclosure of credit risk exposure
EAD	22,548		20,072
Parent Company | CCC to D | Corporates
Disclosure of credit risk exposure
EAD	kr 20		kr 39
Parent Company | Sweden
Disclosure of credit risk exposure
Capital requirement exposure	70.00%		70.00%
Parent Company | Foreign countries
Disclosure of credit risk exposure
Countercyclical buffer	0.10%		0.10%
Parent Company | Standardized approach | Operational risk
Disclosure of credit risk exposure
Fiscal years for each business area to calculate income indicators	3 years
Parent Company | Minimum | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.003%		0.003%
Parent Company | Minimum | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.01%		0.01%
Parent Company | Minimum | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.02%		0.02%
Parent Company | Minimum | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.06%		0.06%
Parent Company | Minimum | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure
PD in %	0.12%		0.12%
Parent Company | Minimum | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.17%		0.17%
Parent Company | Minimum | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	0.54%		0.54%
Parent Company | Minimum | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.54%		0.54%
Parent Company | Minimum | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	27.27%		27.27%
Parent Company | Minimum | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	28.60%		28.60%
Parent Company | Minimum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	15.00%
Parent Company | Maximum | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.01%		0.01%
Parent Company | Maximum | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.04%		0.04%
Parent Company | Maximum | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.07%		0.07%
Parent Company | Maximum | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.12%		0.12%
Parent Company | Maximum | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure
PD in %	0.32%		0.32%
Parent Company | Maximum | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.34%		0.34%
Parent Company | Maximum | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	6.80%		6.80%
Parent Company | Maximum | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	8.40%		8.40%
Parent Company | Maximum | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	100.00%		100.00%
Parent Company | Maximum | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	100.00%		100.00%
Parent Company | Maximum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	18.00%
Parent Company | Average | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.004%		0.004%
Average LGD in %	45.00%		45.00%
Average risk weight in %	4.60%		4.60%
Parent Company | Average | AAA to AA- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.04%		0.04%
Average LGD in %	35.30%		43.80%
Average risk weight in %	17.10%		20.10%
Parent Company | Average | AAA to AA- | Corporates
Disclosure of credit risk exposure
PD in %	0.04%		0.03%
Average LGD in %	45.00%		45.00%
Average risk weight in %	19.70%		18.60%
Parent Company | Average | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.05%		0.04%
Average LGD in %	45.00%		45.00%
Average risk weight in %	19.80%		18.80%
Parent Company | Average | A+ to A- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.08%		0.08%
Average LGD in %	37.10%		44.20%
Average risk weight in %	25.70%		29.30%
Parent Company | Average | A+ to A- | Corporates
Disclosure of credit risk exposure
PD in %	0.10%		0.10%
Average LGD in %	45.00%		45.00%
Average risk weight in %	33.10%		33.00%
Parent Company | Average | BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.22%		0.23%
Average LGD in %	45.00%		45.00%
Average risk weight in %	64.60%		66.00%
Parent Company | Average | BBB+ to BBB- | Corporates
Disclosure of credit risk exposure
PD in %	0.25%		0.25%
Average LGD in %	45.00%		45.00%
Average risk weight in %	51.70%		51.50%
Parent Company | Average | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %			1.50%
Average LGD in %			45.00%
Average risk weight in %			112.10%
Parent Company | Average | BB+ to B- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.54%		1.31%
Average LGD in %	45.00%		45.00%
Average risk weight in %	99.90%		135.50%
Parent Company | Average | BB+ to B- | Corporates
Disclosure of credit risk exposure
PD in %	0.83%		0.79%
Average LGD in %	45.00%		45.00%
Average risk weight in %	86.80%		85.50%
Parent Company | Average | CCC to D | Corporates
Disclosure of credit risk exposure
PD in %	28.60%		63.11%
Average LGD in %	45.00%		45.00%
Average risk weight in %	263.70%		136.20%